Accounts receivable	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Accounts receivable	Accounts receivable
Significant accounting estimates and judgements
The Company has adopted the simplified method indicated in IFRS 9, Financial Instruments (“IFRS 9”), to build its allowance for expected credit losses (“ECL”). The Company uses a matrix based on a calculation of collectability rates according to historical accounts receivable. Allowance is made for lifetime expected credit losses as invoices are issued. The amount of allowance initially recognized is based on historical experience, tempered by expected changes in future cash collections, due to, for example, expected improved customer liquidity or more active credit management.
Accounting policies
Accounts receivable balances are non-interest bearing and payment terms are generally under agreements with payment terms of up to 180 days. The Company’s customers are mainly government-owned or government-funded hospitals and laboratories with a low credit risk. The Company has had minimal instances of actual credit losses and considers that this will continue to be the case.
The following table presents the accounts receivable and lease receivable less the expected credit loss (in USD thousands):

	December 31, 2022	December 31, 2021
Accounts receivable	$6,060	$7,060
Accrued contract revenue	1,499	657
Lease receivable	185	237
Allowance for expected credit losses	(1,095)	(1,676)
Net accounts receivable	$6,649	$6,278
The movement in the allowance for expected credit losses in accounts receivable is presented below (in USD thousands):

	2022	2021
As of January 1	$1,676	$2,664
Increase	404	1,273
Reversals	(804)	(1,612)
Write-off	(67)	(572)
Currency translation differences	(114)	(77)
As of December 31	$1,095	$1,676
As of December 31, 2022 and 2021, the Company’s largest customer balance represented 15% and 18% of accounts receivable. All customer balances that individually exceeded 1% of accounts receivable in aggregate amounted to $5.4 million and $4.6 million as of December 31, 2022 and 2021, respectively.
Accounts receivable includes amounts receivable that relate to leases. The Company is the lessor under finance leases related to the leasing out of DNA sequencing automation equipment. The Company recorded no long-term lease receivables as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, the Company had recorded net lease receivables in the amount of $0.2 million and $0.2 million.